Disclosures About Segments Of An Enterprise And Related Information (Reconciliation Of Operating Income (Loss) To Adjusted EBITDA) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating income	$ 41,196		$ (36,373)		$ 41,129
Depreciation and amortization and accretion of asset retirement obligations	39,008		43,206		31,376
Sub-total:	80,204		6,833		72,505
Asset impairment charge			86,295
Amortization of actuarial losses	1,781
Equity-based compensation expense	3,912		2,383		1,529
Employee separation charges	2,346	[1]
Restructuring charges	2,981	[2]
Business separation charges			1,358	[3]
Acquisition related costs			71	[4]	3,020	[4]
Gain on settlements, net	(2,335)	[5]
Adjusted EBITDA	88,889	[6]	96,940	[6]	77,054
Competitive Wireline [Member]
Segment Reporting Information [Line Items]
Operating income	25,257		29,955		16,208
Depreciation and amortization and accretion of asset retirement obligations	26,439		29,579		17,272
Sub-total:	51,696		59,534		33,480
Amortization of actuarial losses	1,336
Equity-based compensation expense	2,895		1,474		816
Employee separation charges	1,759	[1]
Restructuring charges	1,784	[2]
Business separation charges			1,019	[3]
Acquisition related costs			71	[4]	3,020	[4]
Gain on settlements, net	(1,752)	[5]
Adjusted EBITDA	57,718		62,098		37,316
RLEC [Member]
Segment Reporting Information [Line Items]
Operating income	15,939		(66,328)		24,921
Depreciation and amortization and accretion of asset retirement obligations	12,569		13,627		14,104
Sub-total:	28,508		(52,701)		39,025
Asset impairment charge			86,295
Amortization of actuarial losses	445
Equity-based compensation expense	1,017		909		713
Employee separation charges	587	[1]
Restructuring charges	1,197	[2]
Business separation charges			339	[3]
Gain on settlements, net	(583)	[5]
Adjusted EBITDA	$ 31,171		$ 34,842		$ 39,738

[1]	Employee separation charges include employee separation benefits which were provided for in the separation agreements of two executive officers who left the Company in April and December 2012. These charges are included in corporate operations expense on the condensed consolidated statement of operations
[2]	In the fourth quarter of 2012, the Company announced a cost reduction plan involving an employee reduction-in-force, consolidation of certain facilities and freezing benefits under certain postretirement plans. Restructuring charges of $3.0 million were recognized in 2012 in connection with this plan (Note 12).
[3]	Business Separation charges include audit, legal and other professional fees incurred during the period related to the Company’s separation from NTELOS Holdings Corp. into a separate publicly traded company (Note 1). These charges are included in corporate operations expense on the statement of operations.
[4]	Acquisition related charges include legal and other professional fees incurred during 2010 and 2011 related to the Company’s acquisition of the FiberNet business from One Communications Corp., which closed on December 1, 2010.Revenues from Verizon accounted for approximately 10% of the Company’s total revenue for the year ended December 31, 2012 and 9% and 12% of the Company’s total revenue for the years ended December 31, 2011 and 2010, respectively. Revenue from Verizon was derived primarily from network access and fiber to the cell site services.
[5]	The net pre-tax gain on settlements was recognized in the third quarter of 2012 in connection with the settlement of outstanding matters related to a prior acquisition and the settlement of an outstanding lawsuit (Note 13).
[6]	The Company evaluates performance based upon Adjusted EBITDA, defined by the Company as net income (loss) attributable to Lumos Networks Corp. before interest, income taxes, depreciation and amortization, accretion of asset retirement obligations, net income attributable to noncontrolling interests, other income or expenses, equity based compensation charges, acquisition related charges, amortization of actuarial losses on retirement plans, employee separation charges, restructuring related charges, gain or loss on settlements and gain or loss on interest rate derivatives.